Incorporated herein by reference is a supplement to the prospectus of MFS International Value Fund (File No. 033-1657), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on February 28, 2013 (SEC Accession No. 0000912938-13-000141).